Harbor Commodity All-Weather Strategy ETF Expense Example - Harbor Commodity All-Weather Strategy ETF - NONE or SAME	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	$ 847